Equity - Schedule of Stock Warrant Activity (Details) - Warrant [Member] - $ / shares		6 Months Ended	12 Months Ended
		Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants, Outstanding beginning balance		4,787	9,150	2,152
Weighted Average Exercise Price, Outstanding beginning balance				$ 1,510.6
Number of Warrants, Issued		653,186		8,476
Weighted Average Exercise Price, Issued				$ 205.6
Number of Warrants, Cancelled	[1]			(1,164)
Weighted Average Exercise Price, Cancelled	[1]			$ (657)
Number of Warrants, Exercised		(86,678)	(4,363)	(314)
Weighted Average Exercise Price, Exercised		$ 6.6	$ (368.19)	$ (1,015.4)
Number of Warrants, Outstanding		660,117	4,787	9,150
Weighted Average Exercise Price, Balance Outstanding and exercisable			$ 481.17	$ 427.4

[1]	Second Warrant, which was issued on May 23, 2023, July 6, 2023, October 9, 2023, and March 7, 2024, was cancelled in June 2024. Second Warrant, which was issued on June 5, 2024, is still outstanding as of December 31, 2025 and 2024.